Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property and Equipment
Property and Equipment

4.Property and Equipment

Property and equipment, net consists of the following:

	June 30, 2020	December 31, 2019
Computer equipment and software	$19,676	$9,685
Furniture and fixtures	7,540	5,891
Leasehold improvements	20,558	17,373
Property and Equipment	47,774	32,949
Accumulated depreciation	(10,772)	(7,004)
Property and Equipment, net	$37,002	$25,945

During the three and six months ended June 30, 2020, the Company recorded depreciation expense on property and equipment of $2,296 and $3,740, respectively. Depreciation expense on property and equipment was $1,149 and $1,976 for the three and six months ended June 30, 2019, respectively.

3.    Property and Equipment

Property and equipment, net consists of the following:

	December 31,
	2019	2018
Computer equipment and software	$9,685	$5,537
Furniture and fixtures	5,891	4,018
Leasehold improvements	17,373	7,924
Property and Equipment	32,949	17,479
Accumulated depreciation	(7,004)	(3,377)
Property and Equipment, net	$25,945	$14,102

Depreciation expense on property and equipment was $4,131,  $1,185 and $1,934 during the years ended December 31, 2019, 2018 and 2017, respectively.

In 2019, the Company disposed of furniture and fixtures that were no longer in use. The loss on disposal of fixed assets for the year ended December 31, 2019, 2018 and 2017 totaled $730,  $0, and $185, respectively.